Segment information (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$) Segment	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of operating segments [abstract]
Reportable segment (in Segment) | Segment	4
Inter-segment revenues, adjustments or reclassifications	R$ (1,782,379)	R$ (482,680)	R$ (8,068)
Unallocated revenue			R$ 75,194